SCHEDULE OF INVENTORIES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Raw materials	$ 3,295	$ 3,379
Finished goods	3,313,922	1,336,771
Inventories, gross	3,317,217	1,340,150
Allowance for slow-moving or obsolete inventories	(99,048)	(89,583)
Inventories, net	$ 3,218,169	$ 1,250,567